ORGANIZATION AND PRINCIPAL ACTIVITIES (Schedule of Subsidiaries and Variable Interest Entities and Equity Method Investees) (Details)	12 Months Ended
Dec. 31, 2014
CDTC [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES [Line Items]
Percentage of ownership interest in subsidiaries	100.00%
Vision Best Limited [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES [Line Items]
Percentage of ownership interest in subsidiaries	100.00%
Whole Genius Limited [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES [Line Items]
Percentage of ownership interest in subsidiaries	100.00%
DMG [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES [Line Items]
Percentage of ownership interest in subsidiaries	100.00%
DMG HK [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES [Line Items]
Percentage of ownership interest in subsidiaries	100.00%
Eastlong Technology [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES [Line Items]
Percentage of ownership interest in subsidiaries	100.00%
Huachangshi [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES [Line Items]
Percentage of ownership interest in subsidiaries	100.00%
Shenzhen Huadingshi Digital Technology Co., Ltd. [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES [Line Items]
Percentage of ownership interest in subsidiaries	100.00%
Dienzhi Advertising (Shanghai) Co., Ltd. [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES [Line Items]
Percentage of ownership interest in subsidiaries	100.00%
Shenzhen HDTV [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES [Line Items]
Percentage of ownership interest in variable interest entities	100.00%
Beijing Beiguang Media Mobile Television Advertising Co., Ltd. [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES [Line Items]
Percentage of ownership interest in variable interest entities	100.00%
Beijing Huaguangshi Co., Ltd. [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES [Line Items]
Percentage of ownership interest in variable interest entities	100.00%
Luzhou Huashi [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES [Line Items]
Percentage of ownership interest in variable interest entities	100.00%
Nanjing Hua Dingshi Communication Technology Co., Ltd. [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES [Line Items]
Percentage of ownership interest in variable interest entities	100.00%
Shenzhen Hua Meishi Advertising Co., Ltd. [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES [Line Items]
Percentage of ownership interest in variable interest entities	100.00%
Shenzhen Huashixin Culture Media Co., Ltd. [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES [Line Items]
Percentage of ownership interest in variable interest entities	100.00%
Guangzhou Jiaojian Multimedia Information Technology Co., Ltd. [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES [Line Items]
Percentage of ownership interest in variable interest entities	50.00%
Jiangxi Huashi [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES [Line Items]
Percentage of ownership interest in variable interest entities	100.00%
Shenzhen Qianhai VisionChina Media Creative Co., Ltd. [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES [Line Items]
Percentage of ownership interest in variable interest entities	80.00%
Nanjing Metro Operation Information Service Co., Ltd. [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES [Line Items]
Percentage of ownership interest in variable interest entities	100.00%
DMG Shenzhen [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES [Line Items]
Percentage of ownership interest in variable interest entities	100.00%
Tianjin Metro Operation Information Service Co., Ltd. [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES [Line Items]
Percentage of ownership interest in variable interest entities	100.00%
Dienzhi Advertising (Beijing) Co., Ltd. [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES [Line Items]
Percentage of ownership interest in variable interest entities	100.00%
Chengdu Mobile [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES [Line Items]
Percentage of ownership interest in equity method investees	49.00%
Number of separate parties forming equity method investees	9
Percentage of ownership interest held by third party investor from contribution of advertising broadcasting rights	51.00%
Chengdu Mobile [Member] | VisionChina Media Group [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES [Line Items]
Percentage of ownership interest held by third party investor from contribution of advertising broadcasting rights	49.00%
DMG Chongqing [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES [Line Items]
Percentage of ownership interest in equity method investees	46.75%
Haerbin Mobile [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES [Line Items]
Percentage of ownership interest in equity method investees	49.00%
Number of separate parties forming equity method investees	9
Percentage of ownership interest held by third party investor from contribution of advertising broadcasting rights	51.00%
Haerbin Mobile [Member] | VisionChina Media Group [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES [Line Items]
Percentage of ownership interest held by third party investor from contribution of advertising broadcasting rights	49.00%
Jilin Mobile [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES [Line Items]
Percentage of ownership interest in equity method investees	49.00%
Number of separate parties forming equity method investees	9
Percentage of ownership interest held by third party investor from contribution of advertising broadcasting rights	51.00%
Jilin Mobile [Member] | VisionChina Media Group [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES [Line Items]
Percentage of ownership interest held by third party investor from contribution of advertising broadcasting rights	49.00%
Dalian Mobile [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES [Line Items]
Percentage of ownership interest in equity method investees	49.00%
Number of separate parties forming equity method investees	9
Percentage of ownership interest held by third party investor from contribution of advertising broadcasting rights	51.00%
Dalian Mobile [Member] | VisionChina Media Group [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES [Line Items]
Percentage of ownership interest held by third party investor from contribution of advertising broadcasting rights	49.00%
Henan Mobile [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES [Line Items]
Percentage of ownership interest in equity method investees	49.00%
Number of separate parties forming equity method investees	9
Percentage of ownership interest held by third party investor from contribution of advertising broadcasting rights	51.00%
Henan Mobile [Member] | VisionChina Media Group [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES [Line Items]
Percentage of ownership interest held by third party investor from contribution of advertising broadcasting rights	49.00%
Hubei Mobile [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES [Line Items]
Percentage of ownership interest in equity method investees	49.00%
Number of separate parties forming equity method investees	9
Percentage of ownership interest held by third party investor from contribution of advertising broadcasting rights	51.00%
Hubei Mobile [Member] | VisionChina Media Group [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES [Line Items]
Percentage of ownership interest held by third party investor from contribution of advertising broadcasting rights	49.00%
Suzhou Mobile [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES [Line Items]
Percentage of ownership interest in equity method investees	49.00%
Number of separate parties forming equity method investees	9
Percentage of ownership interest held by third party investor from contribution of advertising broadcasting rights	51.00%
Suzhou Mobile [Member] | VisionChina Media Group [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES [Line Items]
Percentage of ownership interest held by third party investor from contribution of advertising broadcasting rights	49.00%
Changzhou Mobile [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES [Line Items]
Percentage of ownership interest in equity method investees	49.00%
Number of separate parties forming equity method investees	9
Percentage of ownership interest held by third party investor from contribution of advertising broadcasting rights	51.00%
Changzhou Mobile [Member] | VisionChina Media Group [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES [Line Items]
Percentage of ownership interest held by third party investor from contribution of advertising broadcasting rights	49.00%
Ningbo Mobile [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES [Line Items]
Percentage of ownership interest in equity method investees	49.00%
Number of separate parties forming equity method investees	9
Percentage of ownership interest held by third party investor from contribution of advertising broadcasting rights	15.00%
Ningbo Mobile [Member] | VisionChina Media Group [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES [Line Items]
Percentage of ownership interest held by third party investor from contribution of advertising broadcasting rights	49.00%
Zhongguanguoji [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES [Line Items]
Percentage of ownership interest in equity method investees	49.00%
Shenzhen Media [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES [Line Items]
Percentage of ownership interest in equity method investees	49.00%